Liquidity and impact of COVID-19 (Details) - USD ($)				12 Months Ended
	Feb. 07, 2022	Dec. 13, 2021	Jun. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Equity raised through offering			$ 115,115,000	$ 120,727,000	$ 13,904,000
Government wage-subsidy and other support programs				1,065,000	6,093,000
Cash and cash equivalents				124,892,000	64,262,000	$ 46,012,000
Net cash used in operating activities				$ (43,793,000)	$ (35,149,000)
EDC Loan | Term Loan
Debt Instrument [Line Items]
Long-term debt		$ 20,000,000
Credit facility term		5 years
Subsequent Event | Cummins Westport, Inc.
Debt Instrument [Line Items]
Proceeds from sale of interest	$ 22,200,000
Proceeds from sale of intellectual property	$ 20,000,000